Changes in accounting estimates and policies	12 Months Ended
Dec. 31, 2020
Disclosure Of Changes In Accounting Estimates Explanatory [Abstract]
Disclosure of changes in accounting estimates [text block]
Note 4	Changes in accounting estimates and policies

4.1	Changes in accounting estimates

There have been no changes in the methodologies used to determine such estimates in the periods presented.

4.2	Changes in accounting policies

The accounting principles and criteria were consistently applied in both periods, except for the new instructions established by the CMF for the taxonomy of the financial statements in 2020. The presentation of right-of-use assets and lease liabilities recognized under IFRS 16 has been modified. This change has been made as of January 01, 2020 and retroactively as of December 31, 2019.